Deposits - Summary of Contractual Maturities of Term Deposit Liabilities (Detail) - CAD ($) $ in Millions	Jan. 31, 2025	Oct. 31, 2024
Disclosure of deposits [line items]
Term deposit liabilities	$ 742,146	$ 740,556
Less than 3 months [member]
Disclosure of deposits [line items]
Term deposit liabilities	185,514	207,698
3 to 6 months [member]
Disclosure of deposits [line items]
Term deposit liabilities	109,311	94,585
6 to 12 months [member]
Disclosure of deposits [line items]
Term deposit liabilities	174,958	173,603
1 to 2 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	88,196	79,777
2 to 3 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	56,649	61,175
3 to 4 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	43,665	45,767
4 to 5 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	17,665	20,692
Over 5 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	$ 66,188	$ 57,259